Convertible Notes Payable - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2020	Oct. 31, 2017	Apr. 30, 2016	Nov. 30, 2019	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 12, 2020
Debt Instrument [Line Items]
Interest rate									0.38%
Interest expense						$ 504	$ 2,517	$ 3,582
Stock issued from conversion of note (in shares)		1,253,556
Investor
Debt Instrument [Line Items]
Stock issued from conversion of note (in shares)			44,256
2018 Convertible Notes | Notes Payable, Other Payables
Debt Instrument [Line Items]
Convertible promissory notes	$ 40,200
Repurchase of common stock					$ 40,000
Debt issuance cost					$ 300
Debt instrument, term (on or after)					2 years
Repayment of debt on lender's request, percentage of outstanding principal held by lender (at least)					60.00%
Debt instrument, paid-in-kind interest rate					5.00%
Repayment of debt on lender's request, notice term					10 days
Debt instrument, convertible, gross proceeds from sale of stock in the event of qualified financing (at least)					$ 5,000
Debt instrument, convertible, gross proceeds from sale of stock in the event of non-qualified financing (less than)					5,000
Debt instrument, convertible, calculation of conversion price, numerator					400,000
Interest expense							600
Amortization of debt issuance costs							100
Interest payable	$ 2,800
Stock issued from conversion of note (in shares)	3,005,762
Debt instrument, convertible, conversion price (in dollars per share)	$ 14.33
Gain from debt conversion	$ 42,500
2018 Convertible Notes | Notes Payable, Other Payables | Investor
Debt Instrument [Line Items]
Convertible promissory notes					$ 40,300
2019 Convertible Notes | Notes Payable, Other Payables
Debt Instrument [Line Items]
Convertible promissory notes	29,300			$ 29,300
Repurchase of common stock				29,200
Debt issuance cost				$ 100
Repayment of debt on lender's request, percentage of outstanding principal held by lender (at least)				60.00%
Repayment of debt on lender's request, notice term				10 days
Interest rate				5.00%
Debt instrument, convertible, gross proceeds from sale of stock in the event of non-qualified financing (less than)				$ 20,000
Debt instrument, convertible, calculation of conversion price, numerator				$ 300,000
Interest expense							400
Amortization of debt issuance costs							$ 100
Debt instrument, convertible, conversion price, percent of stock price				85.00%
Interest payable	$ 700
Stock issued from conversion of note (in shares)	4,196,178
Debt instrument, convertible, conversion price (in dollars per share)	$ 7.17
Gain from debt conversion	$ 29,300
Derivative liability	5,300
Extinguishment of derivative liability, amount	$ 5,300